FINANCIAL RISK MANAGEMENT - Disclosure Of Carrying Amounts And Fair Values Of The Company's Financial Instruments (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash and banks		R$ 2,113,566	R$ 2,904,808
Certificate of bank deposits		203,561	46,864
Repurchase operations	[1]	1,433,817	1,244,041
Total cash and cash equivalent		3,750,944	4,195,713	R$ 4,007,257	R$ 5,821,672
Government securities	[2]	1,272,445	31,415
Restricted cash		30,240	1,481
Financial treasury bills	[3]	392,253	539,450
Loan investment funds	[4]	2,329,118	1,228,093
DBV fund		36,698	35,235
Total short-term investments		4,060,754	1,835,674
Trade receivables		3,524,395	3,502,399
Receivables from service providers	[5]	109,639	110,214
Total receivables		5,052,001	4,332,271
Total financial derivative instruments		278,450	1,008,365
Total borrowing, financing and debentures		(6,111,702)	(13,592,286)
Lease liability		(1,150,440)	(3,270,737)	R$ (3,547,863)
Trade accounts payables, related-parties' and reverse factoring operations		(5,302,478)	(6,375,930)
Dividends payable		(294,231)	(260)
Financial liabilities at amortised cost, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Prepaid insurance		14,013
Financial liabilities at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial and operating derivatives		(329,676)	(1,805,242)
Financial Liabilities - Fair Value Hedge Instrument [Member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Borrowing in local currency		(6,111,702)	(8,419,320)
Foreign currency borrowings			(5,172,966)
Lease liability		(1,150,440)	(3,270,737)
Trade accounts payables, related-parties' and reverse factoring operations		(5,302,478)	(6,375,930)
Insurance payable		(1,239)	(69,364)
Dividends payable		(294,231)	(260)
Financial assets at amortised cost, class [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Cash and banks		2,113,566	2,904,808
Foreign currency borrowings
Financial assets at fair value through profit or loss, category [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Receivables from service providers			110,214
Financial assets at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Certificate of bank deposits		203,561	46,864
Repurchase operations		1,433,817	1,244,041
Government securities		1,272,445	31,415
Restricted cash		30,240	1,481
Financial treasury bills		392,253	539,450
Loan investment funds		2,329,118	1,228,093
Trade receivables		3,524,395	3,502,399
Judicial deposits		408,030	457,550
Sublease receivables		180,440	262,108
Receivables from service providers		109,639
Fixed consideration		343,068
Financial derivatives (hedge instrument)		23,293
Financial derivative instruments		255,157	1,008,365
Financial assets at fair value through profit or loss, category [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
DBV fund		36,698	35,235
Contingent consideration		486,429
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Total cash and cash equivalent		3,750,944	4,195,713
Total short-term investments		4,060,754	1,835,674
Total receivables		5,052,001	4,332,271
Total financial derivative instruments		278,450	1,008,365
Total borrowing, financing and debentures		(6,111,702)	(13,592,286)
Fair value [member] | Financial liabilities at amortised cost, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Prepaid insurance		14,013
Fair value [member] | Financial liabilities at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial and operating derivatives		(329,676)	(1,805,242)
Fair value [member] | Financial Liabilities - Fair Value Hedge Instrument [Member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Borrowing in local currency		(6,111,702)	(8,419,320)
Foreign currency borrowings			(5,172,966)
Lease liability		(1,150,440)	(3,270,737)
Trade accounts payables, related-parties' and reverse factoring operations		(5,302,478)	(6,375,930)
Insurance payable		(1,239)	(69,364)
Dividends payable		(294,231)	(260)
Fair value [member] | Financial assets at amortised cost, class [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Cash and banks		2,113,566	2,904,808
Foreign currency borrowings
Fair value [member] | Financial assets at fair value through profit or loss, category [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Receivables from service providers		109,639	110,214
Fair value [member] | Financial assets at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Certificate of bank deposits		203,561	46,864
Repurchase operations		1,433,817	1,244,041
Government securities		1,272,445	31,415
Restricted cash		30,240	1,481
Financial treasury bills		392,253	539,450
Loan investment funds		2,329,118	1,228,093
Trade receivables		3,524,395	3,502,399
Judicial deposits		408,030	457,550
Sublease receivables		180,440	262,108
Fixed consideration		343,068
Financial derivatives (hedge instrument)		23,293
Financial derivative instruments		255,157	1,008,365
Fair value [member] | Financial assets at fair value through profit or loss, category [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
DBV fund		36,698	35,235
Contingent consideration		R$ 486,429

[1]	Repurchase operations are securities issued by banks with a commitment by the bank to repurchase the securities, and by the client to resell the security, at a defined interest rate and within a predetermined term, which are backed by public or private securities (depending on the financial institution) and are registered within the Central Agency for Custody and Financial Settlement of Securities (“CETIP”), these investments offer high liquidity with a redemption period of up to 90 days. As of December 31, 2023 and 2022, repurchase operations are remunerated at an average rate of 100.0% of CDI.
[2]	As of December 31, 2023, investments in Government securities (LFT) are remunerated at an average rate of 100.75% of the CDI (100.02% of the CDI as of December 31, 2022).
[3]	As of December 31, 2023, investments in treasury bills are remunerated at an average rate of 108.15% of the CDI (109.69% as of December 31, 2022).
[4]	Mutual investment funds refer to the investments of some subsidiaries of the Company, which are concentrated in the entities of Argentina, Chile, Colombia and Mexico.
[5]	Refers to receivables mainly arising from damage that occurred with carriers and insurance companies